Loan Commitments (Tables)	12 Months Ended
Jun. 30, 2022
Loan Commitments [Abstract]
Schedule of outstanding loan commitments
	2022		2021
(in thousands)	Fixed	Variable	Fixed	Variable
Unused commitment:
Revolving, open-end lines secured by real estate	$-	$11,961	$-	$11,835
Commitments to fund real estate construction loans	-	1,315	519	4,125
Other unused commitments:
Commercial and industrial loans	18	65	1,364	-
Other	667	3,966	886	4,207
Letters of credit	-	-	-	-